Revenue	12 Months Ended
Dec. 31, 2018
Revenue
Revenue

1 Revenue

Product Sales

					2018					2017					2016
	Emerging			Rest of		Emerging			Rest of		Emerging			Rest of
	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	347	869	314	330	1,860	135	405	187	228	955	10	254	76	83	423
Faslodex	154	537	221	116	1,028	115	492	256	78	941	96	438	228	68	830
Zoladex	409	8	133	202	752	353	15	141	226	735	355	35	156	270	816
Lynparza	51	345	190	61	647	18	141	130	8	297	7	127	81	3	218
Imfinzi	6	564	27	36	633	–	19	–	–	19	–	–	–	–	–
Iressa	286	26	109	97	518	251	39	112	126	528	233	23	120	137	513
Arimidex	132	–	31	49	212	118	7	34	58	217	110	14	37	71	232
Casodex	113	1	20	67	201	108	(1)	22	86	215	107	2	27	111	247
Calquence	–	62	–	–	62	–	3	–	–	3	–	–	–	–	–
Others	30	–	8	77	115	28	–	3	83	114	25	–	8	71	104
	1,528	2,412	1,053	1,035	6,028	1,126	1,120	885	893	4,024	943	893	733	814	3,383
Cardiovascular, Renal and Metabolism:
Crestor	841	170	203	219	1,433	784	373	666	542	2,365	721	1,223	866	591	3,401
Farxiga	336	591	315	149	1,391	232	489	242	111	1,074	133	457	187	58	835
Brilinta	326	588	348	59	1,321	224	509	295	51	1,079	189	348	258	44	839
Seloken/Toprol-XL	641	39	19	13	712	593	37	52	13	695	536	95	90	16	737
Bydureon	8	475	81	20	584	9	458	88	19	574	4	463	100	11	578
Onglyza	172	223	89	59	543	130	320	104	57	611	142	376	132	70	720
Atacand	157	13	70	20	260	178	19	86	17	300	162	36	97	20	315
Byetta	8	74	29	15	126	12	114	34	16	176	24	164	45	21	254
Symlin	–	34	–	–	34	–	48	–	–	48	–	–	–	–	–
Others	206	(1)	76	25	306	205	4	92	43	344	228	40	119	50	437
	2,695	2,206	1,230	579	6,710	2,367	2,371	1,659	869	7,266	2,139	3,202	1,894	881	8,116
Respiratory:
Symbicort	495	862	773	431	2,561	439	1,099	819	446	2,803	402	1,242	909	436	2,989
Pulmicort	995	116	90	85	1,286	840	156	92	88	1,176	698	174	99	90	1,061
Fasenra	1	218	32	46	297	–	1	–	–	1	–	–	–	–	–
Daliresp/Daxas	5	155	28	1	189	4	167	26	1	198	4	134	15	1	154
Tudorza/Eklira	1	25	74	10	110	2	66	73	9	150	1	77	83	9	170
Duaklir	1	–	91	3	95	–	–	77	2	79	1	–	60	2	63
Bevespi	–	33	–	–	33	–	16	–	–	16	–	–	–	–	–
Others	146	7	141	46	340	103	4	129	47	283	137	11	118	50	316
	1,644	1,416	1,229	622	4,911	1,388	1,509	1,216	593	4,706	1,243	1,638	1,284	588	4,753
Other:
Nexium	690	306	235	471	1,702	684	499	248	521	1,952	690	554	251	537	2,032
Synagis	1	287	377	–	665	–	317	370	–	687	–	325	352	–	677
Seroquel XR/IR	118	108	107	28	361	151	193	127	37	508	159	572	190	46	967
Losec/Prilosec	161	7	70	34	272	140	11	77	43	271	128	10	83	55	276
FluMist/Fluenz	1	15	91	3	110	(1)	–	76	3	78	1	33	64	6	104
Movantik/Moventig	–	108	–	1	109	–	120	2	–	122	1	90	–	–	91
Others	53	11	67	50	181	294	29	93	122	538	490	48	213	169	920
	1,024	842	947	587	3,400	1,268	1,169	993	726	4,156	1,469	1,632	1,153	813	5,067
Product Sales	6,891	6,876	4,459	2,823	21,049	6,149	6,169	4,753	3,081	20,152	5,794	7,365	5,064	3,096	21,319

Product Sales represents net invoice value less estimated rebates, returns and chargebacks, which are considered to be key estimates. The major market where estimates are seen as significant is the US and when invoicing Product Sales in the US, we estimate  the rebates and chargebacks we expect to pay. The adjustment in respect of prior year net US Product Sales in 2018 was 3.2% (2017: 8.9%; 2016: 6.0%).

Externalisation Revenue

	2018	2017	2016
	$m	$m	$m
Global co-development and commercialisation of Lynparza and selumetinib with MSD	790	1,247	–
Licence agreement for Crestor in Spain with Almirall	61	–	–
Transfer of rights to Zoladex in the US and Canada to TerSera	35	250	–
Transfer of rights to anaesthetics medicines to Aspen	–	150	520
Licence of rights to brodalumab to Valeant and LEO Pharma	–	150	–
Co-development and commercialisation of MEDI8897 with Sanofi	–	127	–
Commercial rights to Plendil in China to CMS	–	–	298
Transfer of rights to Toprol-XL in the US to Aralez	–	–	175
Licence of rights to tralokinumab to LEO Pharma	–	–	115
Grant of authorised generic rights to various medicines in Japan	41	45	42
Other externalisation upfronts	10	114	158
Other externalisation milestones	4	87	203
Royalty income	49	108	119
Other externalisation revenue	51	35	53
	1,041	2,313	1,683

Included with Externalisation Revenue is $35m relating to contract liabilities recognised at 1 January 2018.